Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes in the reported period. While the significant estimates made by management in the preparation of the consolidated financial statements are reasonable, prudent, and evaluated on an ongoing basis, actual results may differ materially from those estimates. The information below outlines several accounting policies applied by the Company in preparing its consolidated financial statements that involve complex situations and judgment in the development of significant estimates and assumptions.

Consolidation

Consolidation

The determination of whether or not to consolidate entities under U.S. GAAP requires significant judgment.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in equity and attributable to the controlling interest.

In regards to the Company’s interests in entities that do not meet the requirements for consolidation, refer to Investments discussion later in this footnote.

Restatement of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements

Following the Business Combination consummated on December 18, 2020, the Company had outstanding: a) 13,000,000 of public warrants (the “public warrants”), which were initially issued by SAMA in connection with its initial public offering and assumed by the Company in connection with the consummation of the transactions contemplated by the Business Combination; and b) 4,900,000 of private warrants (the “private warrants” and collectively with the public warrants, the “warrants”) issued simultaneously with the consummation of the Business Combination to Schultze Special Purpose Acquisition Sponsor, LLC (the “Sponsor”). Refer to Note 13. for more information on the warrants’ terms.

The Company originally concluded that the warrants met the criteria to be classified as a component of equity. Subsequent to filing our Original Report on March 30, 2021, the staff of the U.S Securities and Exchange Commission (“SEC”) released a statement, Staff Statement on Accounting and Reporting Considerations for warrants Issued by Special Purpose Acquisition Companies (“SPACs”), on April 12, 2021 (the “SEC Statement”). After consideration of the SEC Statement, and in further consideration of the guidance in Accounting Standard Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, the Company concluded that the public warrants met the criteria to be classified as a component of equity. The Company concluded that a provision in the private warrants agreement, that differentiates the settlement amount if the warrant is held by a third party rather than held by the initial purchaser or a permitted transferee, precludes the private warrants from being accounted for as a component of equity. As a result, the Company determined that the private warrants should be recorded as liabilities, with the offset to additional paid-in capital, and measured at fair value at inception (on December 18, 2020) and at each reporting period in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the statement of operations and comprehensive loss in the period of change. As a result, the Company has restated its consolidated annual financial statements as of and for the year ended December 31, 2020. The Company recorded $29,841 in warrant liabilities, with an offset to additional paid-in-capital on December 18, 2020. Subsequent changes in fair value of the warrant liabilities, from the date of issuance through December 31, 2020, were recorded as a gain on remeasurement of warrant liabilities of $10,780 for the year ended December 31, 2020 within the consolidated statement of operations and comprehensive loss. This restatement did not have a material impact on the Company’s operating, investing or financing cash flows as previously presented.

The table below sets forth the consolidated statement of financial position, including the balances originally reported as at December 31, 2020:

	As at December 31, 2020
	Reported	Restated
Warrant liabilities	$—	$19,061
Current liabilities	10,164	29,225
Total liabilities	51,567	70,628
Additional paid-in capital	194,105	164,264
Accumulated deficit	(79,794)	(69,014)
Total shareholders’ equity	114,311	95,250

The table below sets forth the consolidated statements of operations, including the amounts originally reported and the restated amounts for the year ended December 31, 2020:

	Year Ended December 31, 2020
	Reported	Restated
Revenue	$12,117	$12,117
Loss from operations	(28,528)	(28,528)
Gain on remeasurement of warrant liabilities	—	10,780
Net loss	(36,675)	(25,895)
Net loss attributable to common shareholder – basic and diluted	(46,894)	(36,114)
Basic and diluted earnings per share	(4.34)	(3.34)

The table below sets forth the consolidated statement of cash flows, including the amounts originally reported and the restated amounts for the year ended December 31, 2020:

	Year Ended December 31, 2020
	Reported	Restated
Net loss	$(36,675)	$(25,895)
Gain on remeasurement of warrant liabilities	—	10,780
Net cash used in operating activities	(21,961)	(21,961)

The table below sets forth the consolidated statement of stockholders equity, including the amounts originally reported and the restated amounts for the year ended December 31, 2020:

	Year Ended December 31, 2020
	Reported	Restated
Business combination and PIPE financing	$77,635	$47,794
Total shareholders’ equity	114,311	95,250

The Company determined the fair value of its private warrants using the Monte Carlo simulation model. The following assumptions were used to determine the fair value of the Private Warrants at December 18, 2020 and December 31, 2020:

	As at
	December 18, 2020	December 31, 2020
Risk-free interest rate	0.45%	0.43%
Expected volatility	50%	60%
Share price	$13.00	$8.90
Exercise price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025

•        The risk-free interest rate assumptions are was based on U.S. dollar zero curve derived from swap rates at the valuation date, with a term to maturity matching the remaining term of warrants.

•        The expected volatility assumptions are based on average of historical volatility based on comparable industry volatilities and implied volatility of public warrants.

Correction of Statement of Cash Flows Classification

Correction of Statement of Cash Flows Classification

Subsequent to the issuance of the Company’s financial statements for the year ended December 31, 2019, the Company discovered an error in the statement of cash flows presentation of inventories acquired as part of the Herbal Bands acquisition (Note 8.), which were netted with the net cash paid for the acquisition within investing activities on the statement of cash flows. As a result, net cash used in operating activities was overstated and net cash used in investing activities was understated by approximately $3,800. The statement of cash flows for the year ended December 31, 2019 has been restated to correct for this classification error. This error had no effect on the Company’s consolidated statements of financial position or consolidated statements of operations or the consolidated statements of shareholders’ equity. In addition, net cash provided by financing activities and total cash flows, were not affected.

Foreign Currencies

Foreign Currencies

The functional currency of the Company, and for each subsidiary, is the currency of the primary economic environment in which it operates. All figures presented in the consolidated financial statements are reflected in U.S. dollars, which is the functional currency of the Company and all of its subsidiaries.

Once the Company determines the functional currency of a subsidiary, it is consistently used unless there are significant and clear indications that the functional currency has changed in economic facts and circumstances. Previously issued financial statements are not restated for any change in the functional currency.

Any transactions not denominated in the Company’s functional currency are considered foreign currency transactions, and exchange differences arising from translation are recognized in profit or loss.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash balances at financial institutions and highly liquid short-term investments with original maturities of three months or less that are readily convertible into known amounts of cash. Cash and cash equivalents are primarily held in United States dollars, Canadian dollars, Euros, and Colombian pesos.

Restricted Cash		Restricted Cash Restricted cash is comprised of cash on deposit for payments related to the Herbal Brands Inc. acquisition and cash on deposit for certain of the Company’s lease arrangements.
Accounts Receivable

Accounts Receivable

Accounts receivable represent payments due to the Company for previously recognized net sales, reduced by an allowance for doubtful accounts for balances which are estimated to be uncollectible at period end.

Concentrations of Credit Risk		Concentrations of Credit Risk Three of the Company’s customers accounted for an aggregate of approximately 74% of the Company’s outstanding trade receivable at December 31, 2020.
Prepaid Expenses and Deposits

Prepaid Expenses and Deposits

Prepaid expenses, deposits, and advances primarily represent amounts previously paid to vendors for security deposits and supplies, leased premises, facility construction and expansion projects not yet delivered.

Other Receivables		Other Receivables Other receivables arise from transactions other than credit sales. Other receivables primarily relate to recoverable sales and other value added tax.
Inventories

Inventories

Inventories consist of raw materials, work-in-progress, and finished goods, and are valued at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. Net realizable value is equal to the estimated selling price in the ordinary course of business, less estimated costs of sale or completion. Cost of inventories include all direct expenditures to get the inventory ready for sale, attributable overhead, and are determined as follows:

Raw materials

•        Purchase costs on a weighted average cost basis.

•        Consist of soil, fertilizers, seeds, and other supplies and consumables used in the cultivation and processing of cannabis. In addition, flavorings, sugars, vitamins, additives, and components used to manufacture finished goods including bottles, packaging, and shrink wrap are used in the production of the Company’s nutraceutical products.

Work-in-progress

•        Costs of direct raw materials, labor, and attributable overhead incurred to cultivate cannabis plants, and process and develop cannabis derivatives, manufacture, handle and shipment of finished goods.

•        Consist of cannabis buds currently in the propagation, vegetation, or flowering stages (i.e. cultivated cannabis), and any harvested dry cannabis to be used in the production of cannabis derivatives (i.e. harvested cannabis and extracts).

Finished goods

•        Costs of direct raw materials, labor, and attributable overhead incurred based on normal operating capacity to complete finished goods.

•        Consist of completed cannabis derivatives, such as cannabis oils and capsules (i.e. cannabis extracts); health and wellness supplements such as liquid and solid dose personal cleansing products, dietary supplements, and personal health care items.

The Company writes down inventory for any obsolescence during the period or when the net realizable value of inventory is less than the carrying value. These adjustments are estimates, which could vary significantly, either favorably or unfavorably, from the amounts that the Company may ultimately realize upon the disposition of inventories if future economic conditions, customer inventory levels, product discontinuances, sales return levels or competitive conditions differ from the Company’s estimates and expectations. Any inventory write downs to net realizable value are not reversed for subsequent recoveries in value, except in cases of changes in exchange rates.

Investments

Investments

The Company determines the appropriate classification of its equity investments at the date of purchase and reevaluates the classification at the statement of financial position date. The Company measures equity instruments at fair value and recognizes any changes in fair value in its consolidated statement of operations. The Company measures equity investments without a readily determinable fair value that do not qualify for the net asset value practical expedient under Topic 820 at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

In regards to the Company’s interests in entities that do not meet the requirements for consolidation, the Company uses either the cost method of accounting whereby it records the investments at historical cost (as a policy choice in accordance with ASC 321 measurement alternative) or the equity method of accounting whereby it records its share of the underlying income or loss of these entities, as well as adjustments for basis differences. The evaluation of whether the Company exerts control or significant influence over the financial and operational policies of an entity requires judgment based on the facts and circumstances surrounding each individual entity.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments are measured and reported at fair value, which is the price receivable upon sale of an asset or payable upon transfer of a liability in the principal or most advantageous market for the asset or liability, conducted in an orderly transaction between market participants at the measurement date. Carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, and accounts payable (trade and accrued liabilities) approximate their fair value, as the time between initiation and the eventual realization of their value is relatively short-term in nature. Estimates of the fair value of an asset or liability consider the unique characteristics of the asset or liability, and consider inputs such as liquidity risk, foreign exchange risk, and volatility.

The fair value hierarchy is based on the lowest level input that is significant to the fair value measurement as a whole:

•        Level 1 — Based on quoted (unadjusted) market prices in active markets using observable inputs, for identical assets or liabilities;

•        Level 2 — Based on inputs other than quoted prices in active markets, that is significant to the fair value measurement is directly or indirectly observable;

•        Level 3 — Based on unobservable inputs, where little to no market data exists, that is significant to the fair value measurement is unobservable and thus require more assumptions by the Company

For assets and liabilities recognized at fair value on a recurring basis, the Company reassesses categorization to determine whether changes have occurred between the hierarchy levels at the end of each reporting period.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant and equipment, net is recorded at cost, net of accumulated depreciation and any accumulated impairment losses, if applicable. Attributed costs include the original cost of the item, any direct materials and labor to bring the asset into working condition, borrowing costs, and costs of replacing parts if the recognition criteria are met. All other repair and maintenance costs are recognized in the consolidated statement of operations as incurred.

Depreciation begins when the asset becomes available for use and is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Estimated Useful Life (In Years)
Land	N/A – indefinite
Buildings & warehouse	2 – 40 years
Leasehold improvements	Shorter of lease term or useful life
Furniture and appliances	5 years
Agricultural equipment	2 – 10 years
Computer equipment & telecommunications networks	3 years
Transport equipment	5 years
Laboratory equipment	3 – 20 years

The Company reviews the depreciation method, residual values, and useful lives of property, plant and equipment at least annually and adjusts prospectively, if appropriate.

The carrying amount of an asset and any significant part is derecognized on disposal of the asset, or when no future economic benefits are expected from its continued use. Any gain or loss arising on derecognition of the asset (equal to the difference between the net disposal proceeds and the carrying amount) is included in the consolidated statement of operations in the period of derecognition.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, the Company estimates the undiscounted future cash flows (excluding interest) resulting from the use of the asset and its ultimate disposition. If the sum of the undiscounted cash flows (excluding interest) is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset. There were no impairment charges to long-lived assets during the year ended December 31, 2020 and 2019.

Borrowing costs, which consist of interest and other costs incurred by the Company in connection with the borrowing of funds, are capitalized as part of the cost of a qualifying asset if it is directly attributable to the acquisition, construction or production of the respective asset. All other borrowing costs are expensed in the period in which they are incurred.

Intangible Assets

Intangible Assets

Intangible assets include the licenses acquired as part of the acquisition of Herbal Brands and Clever Leaves through business combinations (Note 9.), as well as trade name, customer relationships, contracts and customer lists. Intangible assets acquired in a business combination are initially recognized as cost at their fair value based on the present value of expected future cash flows as at the date of acquisition. After initial measurement, intangible assets are carried at cost less accumulated amortization and any accumulated impairment losses. Costs of internally developed intangible assets are not capitalized, and related expenditures are recognized in profit or loss as incurred.

Intangible assets are assessed to determine whether they have finite or indefinite useful lives, and the carrying values and remaining estimated useful lives are subject to impairment testing to determine if events or circumstances warrant a revision.

Intangible Assets with Finite Useful Lives

Intangible assets with finite lives are amortized over their respective useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The Company reviews the amortization period and the amortization method for an intangible asset with a finite useful life on an annual basis. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates to be applied prospectively. The amortization expense on intangible assets with finite lives is recognized in profit or loss. The finite lived intangible assets acquired in the Herbal Brands acquisition and the related estimated useful lives at time of acquisition were as follows:

Remaining Useful Life at the Acquisition Date (In Years)
Finite-lived intangible assets:
Customer contracts	8.7
Customer relationships	4 – 7
Customer list	5
Brand	10

Amortization of finite lived intangibles is calculated on a straight–line basis over the estimated useful lives of the assets.

Intangible Assets with Indefinite Useful Lives

Intangible assets with indefinite useful lives are not amortized but are subject to impairment testing at least annually. The assessment of indefinite life is reviewed on an annual basis to determine whether the indefinite life is still appropriate. If not, the change in useful life from indefinite to finite is made on a prospective basis as a change in accounting estimate.

Intangible assets are not revalued subsequently. Intangible assets are subject to impairment testing at least annually and such test considers the estimated future cash flows expected to result from use of the intangible asset or asset group, and eventual disposal. An indefinite-life intangible asset is considered impaired if its fair value is less than its carrying amount.

Business Combinations and Goodwill

Business Combinations and Goodwill

The Company accounts for an acquisition of a business using the acquisition method. When control of another entity is obtained, the Company measures the underlying transaction at fair value, and establishes the basis on which the assets, liabilities, and non-controlling interests of the acquired entity at the date of acquisition.

To be considered a business combination, the acquired entity must meet the definition of a business under Topic 805, which states that a business must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs as a result of revenue-generating activities. If substantially all of the fair value of the gross assets acquired (which excludes cash and cash equivalents, deferred tax assets and any goodwill created from recognition of deferred tax liabilities) is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not a business and does not require further evaluation.

The consideration transferred to the acquirer is measured at fair value at the date of acquisition, and includes assets transferred and liabilities assumed by the Company upon acquisition. The identifiable assets and liabilities that are exchanged as part of the business combination, and which meet the definition of assets and liabilities, are recognized separately from goodwill at the date of acquisition and measured on the acquisition date at their fair values. The non-controlling interest in the acquiree is initially measured at fair value, including goodwill, at the date of acquisition. Any contingent consideration transferred is initially recognized at fair value and is remeasured at fair value each period until settled, with any identified changes in fair value to be recognized in profit or loss.

Goodwill is initially measured as a residual, recognized as an asset and represents the excess of the aggregate of consideration transferred in the business combination, the amount of any non-controlling interest in the acquire, and the fair value of any previously held equity interest in the acquirer at the acquisition date, over the net of the identifiable assets acquired and liabilities assumed. In cases where the acquisition occurred as a bargain purchase, the residual deficit would be recognized in profit or loss after reassessing the values used in the acquisition accounting. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognized in profit or loss.

After initial recognition, goodwill is not subject to amortization but rather is tested for impairment at least annually, or when an event or change in circumstance indicates that the carrying value of the asset may not be recoverable. See Note 10. for the Company’s goodwill information.

Equity Method Investments

Equity Method Investments

Investments are assessed to determine whether they qualify as an investment in an entity that does not represent a controlling financial interest but provides the Company with significant influence in the investee. The Company determines whether the equity investment is an in-substance common stock investment in the entity. This assessment considers subordination, risks and rewards of ownership, and obligation to transfer value in determining whether risks and reward characteristics that are substantially similar to the entity’s common stock. The Company applies judgment in considering various indicators of the ability to exercise significant influence over the investee, such as through ownership of 20% or more of the investee voting stock but not greater than 50%, board representation, and/or participation in the financial, operating, or governance decisions made by the investee.

Investments where the Company has the ability to exercise significant influence in the investee qualify for equity method accounting and are presented separately on the consolidated statements of financial position. The equity method investment is recognized using a cost accumulation model, based on the cost of consideration transferred and related transaction costs.

Leases

Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception and considers whether the arrangement is to be fulfilled through the use of a specific asset or assets, or whether the arrangement conveys a right to use the asset. Leases are classified as either operating leases or capital leases at lease inception, and this classification depends on the transfer of risks and rewards of ownership, along with several other criteria such as the transfer of ownership to the lessee, purchase options, or percentage of economic life of leased asset. This lease classification is not revised unless there is a modification to the lease agreement.

At commencement, capital leases are recorded with a leased asset and a corresponding liability at an amount equal to the lower of the fair value of the leased assets at lease inception and the present value of the minimum lease payments (using the lower of the lessee’s incremental borrowing rate or interest rate implicit in the lease, if known).

Operating leases do not recognize a leased asset or liability in the statement of financial position. Rather, a lessee recognizes the operating expense in the consolidated statement of operations on a straight-line basis over the lease term.

Revenue Recognition

Revenue Recognition

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The Company elected to use the practical expedient prescribed by the standard and applied the standard using a portfolio approach to contracts (or performance obligations) with similar characteristics, as the Company reasonably expects that the effects on the financial statements of applying this guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio.

In accordance with the guidance, the Company’s policy is to recognize revenue at an amount that reflects the consideration that the Company expects that it will be entitled to receive in exchange for transferring goods or services to its customers. The Company’s policy is to record revenue when control of the goods transfers to the customer. The Company evaluates the transfer of control through evidence of the customer’s receipt and acceptance, transfer of title, the Company’s right to payment for those products and the customer’s ability to direct the use of those products upon receipt. Typically, the Company’s performance obligations are satisfied at a point in time, and revenue is recognized, either upon shipment or delivery of goods. In instances where control transfers upon customer acceptance, the Company estimates the time period it takes for the customer to take possession and the Company recognizes revenue based on such estimates. The transaction price is typically based on the amount billed to the customer and includes estimated variable consideration where applicable.

In instances when the Company’s products are sold under consignment arrangements, the Company does not recognize revenue until control over such products has transferred to the end consumer.

The Company’s net revenues are comprised of gross revenues from sales of products less expected product returns, trade discounts and customer allowances, which include costs associated with mark-downs and other price reductions. Product returns are not material to Company net sales.

The Company incurs costs associated with product distribution, such as freight and handling costs. The Company has elected to treat these costs as fulfillment activities and recognizes these costs at the same time that it recognizes the underlying product revenue.

See Note 17. for disaggregated revenue data.

The adoption of ASU No. 2014-09 did not have a material impact on the Company’s consolidated financial statements.

Share-Based Compensation

Share-Based Compensation

The Company grants share-based awards to employees, directors and consultants of the Company as compensation for services rendered or performance achieved. The Company estimates the fair value of equity classified stock options on the date of grant using the Black-Scholes-Merton option pricing model. The risk-free interest rate is based on the USD risk-free rates in effect at each grant issuance date with a term to maturity matching the expected option terms. The grant date share price is determined based on the underlying value of assets of the respective entity calculated using the income and market approaches. The expected dividend yield is determined based on the fact that the Company has not paid dividends historically. Furthermore, the Company has not announced and is not expecting to pay dividends in the near term. The volatility selected is based on consideration of historical industry company volatilities at the grant dates. The expected stock option term is calculated considering the weighted average mid-point of the vesting and expiry dates, compared to the grant date. For the option grants with vesting dependent on a trigger event, expected option term is calculated using a mid-point between the requisite service period (the longer of the service or performance periods) and the contract term.

The fair value is recognized as compensation expense over the requisite service period for all awards that vest. For performance-based stock options, compensation cost is recognized over the requisite service period if it is probable that the performance condition will be satisfied. Compensation costs for awards that cliff vest and for graded vesting awards based solely on service conditions are recognized on a straight-line basis. Graded vesting based on performance conditions are recognized on a ratable basis over the requisite service period using the accelerated attribution model. For restricted stock, compensation cost is recognized over the original restriction period, which is typically two years after the service inception date. The Company accounts for forfeitures as they occur by reversing any expense recognized for unvested awards.

Reportable Segments		Reportable Segments Refer to Note 17. for more information on the Company’s operating segments.
Income Taxes

Income Taxes

Current income tax assets and liabilities for the period are measured at the amount expected to be recovered from or paid to the taxation authorities and includes foreign income taxes from the Company’s operations that are consolidated, combined, for accounted for under the equity method. The tax rates and tax laws used to compute the amount are those that are enacted at the reporting date in the countries where the Company operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management makes an assessment of the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Changes in recognition or measurement are reflected in the period in which judgment occurs.

The Company recognizes any interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying Consolidated Statements of Net Loss and Comprehensive Loss.

Net Loss Per Share

Net Loss Per Share

The Company applies the two-class method to compute basic and diluted net (loss) income per share attributable to the Company’s common shareholders when shares meet the definition of participating securities. The two-class method determines net loss per share for each class of the Company’s common shares and preferred shares according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires (loss) income available to common shareholders of Clever Leaves Holdings Inc. for the period to be allocated between the Company’s common shares and preferred shares based upon their respective rights to share in the earnings as if all (loss) income for the period had been distributed.

Basic net loss per share attributable to Clever Leaves Holdings Inc. shareholders is computed by dividing net loss by the weighted-average number of shares outstanding during the period without consideration of potentially dilutive common shares.

Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue the Company’s common shares were exercised or converted into common shares or resulted in the issuance of common shares that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. For periods in which the Company reports net losses, diluted net loss per common share attributable to Clever Leaves Holdings Inc. common shareholders is the same as basic net loss because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and Form 10-K, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes (“ASU No. 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU No. 2019-12 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting ASU No. 2019-12 and does not expect the ASU to have a material impact to its consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU No. 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU No. 2020-01 is effective for the Company beginning January 1, 2021. The adoption of ASU did not have a material impact to the Company’s consolidated financial statements.

In October 2020, the FASB issued this ASU No. 2020-09, Debt - (Topic 470) (“ASU No. 2020-09”), which clarifies, streamlines, and in some cases eliminates, the disclosures a registrant must provide in lieu of the subsidiary’s audited financial statements. The rules require certain enhanced narrative disclosures, including the terms and conditions of the guarantees and how the legal obligations of the issuer and guarantor, as well as other factors, may affect payments to holders of the debt securities. The amendments in ASU No. 2020-09 are effective January 4, 2021 and earlier compliance is permitted. The adoption of ASU did not have a material impact to the Company’s consolidated financial statements.

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40) (“ASU No. 2018-15”), which amends ASC 350-40 to address a customer’s accounting for implementation costs incurred in a cloud computing arrangement that is a service contract. ASU No. 2018-15 aligns the accounting for costs incurred to implement a cloud computing arrangement that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use software. Specifically, ASU No. 2018-15 amends ASC 350 to include in its scope implementation costs of a cloud computing arrangement that is a service contract and clarifies that a customer should apply ASC 350-40 to determine which implementation costs should be capitalized in a cloud computing arrangement that is considered a service contract. The Company adopted ASU No. 2018-15 on January 1, 2020 and the adoption did not have a significant impact on the Company’s consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810) (“ASU No. 2018-17”), which amends two aspects of the related party guidance in Topic 810. Specifically, ASU No. 2018-17 creates an alternative accounting policy election to not apply VIE guidance to legal entities under common control and requires additional disclosures related to the private company’s involvement in and exposure to entities under this election. Additionally, ASU No. 2018-17 amends the guidance for determining whether payments to decision makers and service providers are variable interests by requiring consideration of indirect interests held through related parties. The Company adopted ASU No. 2018-17 on January 1, 2020 and the adoption did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU No. 2021-04”), which provides a principles-based framework to determine whether an issuer should recognize the modification or exchange as an adjustment to equity or an expense. ASU No. 2021-04 requires issuers to account for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. The amendments in ASU No. 2021-04 are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. The Company is currently evaluating the effect of adopting ASU No. 2021-04.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU No. 2016-02”), which supersedes the leasing guidance in Topic 840, Leases. ASU No. 2016-02 will require lessees to recognize a right-of-use asset and a lease liability for leases (other than leases that meet the definition of a short-term lease). The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, a dual model was retained, requiring leases to be classified as either operating or finance leases. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model (e.g., certain definitions, such as initial direct costs, have been updated) and the new revenue recognition standard. ASU No. 2016-02 will be effective for the Company beginning on January 1, 2022 and is required to be adopted using a modified retrospective approach. Early adoption is permitted. The Company is evaluating the impact of the adoption of ASU No. 2016-02 and anticipates recognition of additional assets and corresponding liabilities related to leases on its consolidated statement of financial position.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes (“ASU No. 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU No. 2019-12 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting ASU No. 2019-12.

In January 2020, the FASB issued ASU No. 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU No. 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU No. 2020-01 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting ASU No. 2020-01.

In August 2020, the FASB issued ASU No. 2020-06, Debt — (Topic 815) (“ASU No. 2020-06”), which simplifies an issuer’s accounting for convertible instruments and its application of the derivatives scope exception for contracts in its own equity. The amendments in ASU No. 2020-06 are effective for public companies, other than smaller reporting companies, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the effect of adopting ASU No. 2020-06.

In October 2020, the FASB issued ASU No. 2020-08, Codification Improvement — (Topic 310) (“ASU No. 2020-08”), which clarifies that an entity should reevaluate whether a callable debt security is within the scope of paragraph ASC 310-20-35-33 for each reporting period. The amendments in this ASU No. 2020-08 are effective for public companies, other than smaller reporting companies, for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, including interim periods within fiscal years after December 15, 2022. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the effect of adopting ASU No. 2020-08.

In October 2020, the FASB issued this ASU No. 2020-09, Debt — (Topic 470) (“ASU No. 2020-09”), which clarifies, streamlines, and in some cases eliminates, the disclosures a registrant must provide in lieu of the subsidiary’s audited financial statements. The rules require certain enhanced narrative disclosures, including the terms and conditions of the guarantees and how the legal obligations of the issuer and guarantor, as well as other factors, may affect payments to holders of the debt securities. The amendments in ASU No. 2020-09 are effective January 4, 2021 and earlier compliance is permitted. The Company is currently evaluating the effect of adopting ASU No. 2020-09.

In October 2020, the FASB issued ASU No. 2020-10, Codification Improvement — (Topic Various) (“ASU No. 2020-10”), which improves the codification for more consistent disclosures in the financial statements. The amendments in ASU No. 2020-10 are effective for public companies, other than smaller reporting companies, for fiscal years beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect of adopting ASU No. 2020-10.